November 1, 2018

Division of Investment Management

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Capitol Series Trust (File Nos. 333-191495; 811-22895)

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Capitol Series Trust (the “Trust”) is Post-Effective Amendment No. 58 under the 1933 Act and Amendment No. 59 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (“Amendment No. 58”). The purpose of Amendment No. 58 is to make certain changes to the investment strategy of the Hedeker Strategic Appreciation Fund (the “Fund”). The presented modifications in the Fund’s Registration Statement will allow the Adviser to use convertible arbitrage as a hedging mechanism through the use of various types of derivatives and other securities as further identified therein. Risk disclosures related to the Fund’s investment strategy changes have also been incorporated into the Registration Statement.

The Trust anticipates that this filing shall become effective on December 31, 2018 pursuant to Rule 485(a)(1) of the 1933 Act. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of Amendment No. 58. The purpose of the filing will be to incorporate any comments made by the Staff on Amendment No. 58, to incorporate the audited financial highlights for the Fund, to update any other missing information and/or to file updated exhibits to the Registration Statement.

If you have any questions or would like further information, please contact me at (513) 869-4227 or Tiffany Franklin at (513) 587-3447.

Sincerely,

/s/ Matthew Beck

Matthew Beck
Secretary

Ultimus Fund Solutions, LLC | 225 Pictoria Drive, Suite 450 | Cincinnati, OH 45246 | 513.587.3400 | fax 513.587.3450

www.ultimusfundsolutions.com